Marketable securities (Details) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Marketable securities
Marketable securities	BRL 2,781,678	BRL 2,038,847
Current	2,619,424	2,033,159
Non-Current	162,254	5,688
At fair value through profit and loss
Marketable securities
Marketable securities	2,775,962	2,027,415
Held-to-maturity investments
Marketable securities
Marketable securities	5,716	11,432
Brazilian Federal provision fund | CDI
Marketable securities
Marketable securities	BRL 1,945	BRL 54
Percentage of basis used to calculate interest on investments	22.00%	22.00%
Interest Rate Basis	CDI	CDI
Brazilian Federal Government securities | At fair value through profit and loss | CDI
Marketable securities
Marketable securities	BRL 1,990,762	BRL 170,693
Percentage of basis used to calculate interest on investments	99.63%	99.63%
Interest Rate Basis	CDI	CDI
Brazilian Federal Government securities | Held-to-maturity investments
Marketable securities
Marketable securities	BRL 5,716	BRL 11,432
Average yield (as a percent)	6.00%	6.00%
Private securities (repurchase agreements) | CDI
Marketable securities
Marketable securities	BRL 621,001	BRL 1,856,668
Percentage of basis used to calculate interest on investments	101.46%	101.46%
Interest Rate Basis	CDI	CDI
Private securities (repurchase agreements) - Escrow account | CDI
Marketable securities
Marketable securities	BRL 162,254
Percentage of basis used to calculate interest on investments	102.00%
Interest Rate Basis	CDI
Agrarian debt bonds | Held-to-maturity investments
Marketable securities
Average yield (as a percent)	6.00%	6.00%